Note 4 - Accrued Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]

4.         Accrued Liabilities

Accrued liabilities consisted of the following as of March 31, 2015 and December 31, 2014 (in thousands):

	March 31,	December 31,
	2015	2014

Accrued professional fees	$269	$117
Accrued clinical trial costs	126	-
Accrued vacation	97	86
Accrued payroll and other related expenses	45	-
Accrued interest	14	-
Other accruals	32	20
Total accrued liabilities	$583	$223

5.         Accrued Liabilities

Accrued liabilities consisted of the following as of December 31, 2014 and 2013 (in thousands):

	December 31,
	2014	2013
Accrued professional fees	$117	$15
Accrued vacation	86	81
Accrued interest	-	237
Accrued loan balloon payment	-	76
Accrued loan restructuring fees	-	27
Accrued severence pay	-	59
Other accruals	20	21
Total accrued liabilities	$223	$516